Related Parties Balances and Transactions - Schedule of Balances of Amount Due from Related Parties And Due to Related Parties (Details) - USD ($)		12 Months Ended
		Sep. 30, 2025	Sep. 30, 2024
Related Party Transaction [Line Items]
Less: Provision of current expected credit losses			$ (1,661,668)
Prestige Financial Holdings Group Limited (“PFHGL”) [Member]
Related Party Transaction [Line Items]
Total amount due from related parties	[1]		1,661,668
Prestige Securities Limited (“PSL”) [Member]
Related Party Transaction [Line Items]
Total amount due from related parties	[2]
Related Party [Member]
Related Party Transaction [Line Items]
Total amount due from related parties
Total amount due to related parties		1,664	85,601
Hongtao Shi [Member]
Related Party Transaction [Line Items]
Total amount due to related parties	[3]		65,001
Ngat Wong [Member]
Related Party Transaction [Line Items]
Total amount due to related parties	[4]		20,600
Zimuyin Jiang [Member]
Related Party Transaction [Line Items]
Total amount due to related parties	[5]	$ 1,664

[1]	The balances as of September 30, 2024 mainly represented the balances due from PFHGL, a former related party, for its operation purpose, which were due upon request. On December 7, 2024, the Group received a letter and was informed that PFHGL was in liquidation by an Order made by the Eastern Caribbean Supreme Court in the British Virgin Islands since December 2, 2024. As of the date of this report, the Group was still in the process of collection. During the year ended September 30, 2024, the Group provided a full allowance for credit losses, as the credit risk was perceived as remote. As of September 30, 2024, the allowance for credit losses were $1,661,668. PFHGL is no longer a related party since December 2024.
[2]	The balance as of September 30, 2024 mainly represented the rental fee from Prestige Securities Limited. Prestige Securities Limited is an entity wholly owned by PFHGL. The Group leases the office premises to Prestige Securities Limited under non-cancelable operating leases with an expiration date on June 30, 2025. The monthly rental expense is HK$ 10,000. As of September 30, 2024, the Group provided full allowance for the credit losses accordingly considering the status of PFHGL. As of September 30, 2024, the allowance for credit losses were $15,432. The balance is reclassified and included as part of the discontinued operations in the Group’s consolidated balance sheet as of September 30, 2024. Prestige Securities Limited is no longer a related party since December 2024.
[3]	The balance as of September 30, 2024 mainly represented the expense paid on behalf from Hongtao Shi for Group’s operation. Mr. Hongtao Shi resigned his position of Chief Executive Officer and Chairperson of the Board of the Group on December 19, 2024 and January 6, 2025 respectively.
[4]	The balance as of September 30, 2024 mainly represented the expense paid on behalf from Ngat Wong for Group’s operation. Mr. Ngat Wong resigned his position of Chief Financial Officer and Chief Operational Officer of the Group on February 27, 2025 and April 10, 2025 respectively.
[5]	The balance as of September 30, 2025 mainly represented the expense paid on behalf from Zimuyin Jiang, Chief Accounting Officer (“CAO”) of the Group for Group’s operation.